Derivatives (Changes in Estimated Fair Value Related to Embedded Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ (94)	$ 1,292	$ 250
Net derivatives gains (losses) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ (94)	$ 1,292	$ 250